Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2025
Parent-Only Financial Statements [Line Items]
Parent-only financial statements
24.	Parent-only financial statements

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Basis of presentation

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS/(LIABILITIES)
Cash and cash equivalents	2,227,649	42,095	5,989
Short-term investments	—	26,214,992	3,729,654
Prepayments	891	—	—
Due from intercompany	814,547,651	1,160,984,732	165,175,383
Investment in subsidiaries	(585,987,070)	(438,947,877)	(62,449,903)
TOTAL ASSETS	230,789,121	748,293,942	106,461,123
SHAREHOLDERS’ EQUITY
Shareholders’ equity (deficit):
Class A ordinary shares (US$0.002 par value; 14,141,093 and 1,097,141,091 shares authorized as of December 31, 2024 and 2025, respectively; 13,273,596 and 20,712,924 shares issued as of December 31, 2024 and 2025, respectively; 12,815,143 and 20,185,908 shares outstanding as of December 31, 2024 and 2025, respectively)	176,842	283,565	40,343
Class B ordinary shares ($0.002 par value; 2,858,909 shares authorized; 2,858,909 shares issued and outstanding as of December 31, 2024 and 2025)	36,894	36,894	5,249
Treasury shares	—	(1,666,859)	(237,147)
Additional paid-in capital	780,499,664	1,180,196,429	167,908,666
Accumulated deficit	(565,218,741)	(429,752,701)	(61,141,689)
Statutory reserves	6,647,109	6,647,109	945,696
Accumulated other comprehensive income (loss)	8,647,353	(7,450,495)	(1,059,995)
TOTAL NANO LABS LTD SHAREHOLDERS’ EQUITY	230,789,121	748,293,942	106,461,123
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating expenses:
Selling and marketing expenses	—	—	(607,147)	(86,379)
General and administrative expenses	(471,664)	(683,178)	(1,016,420)	(144,607)
Change in fair value of cryptocurrencies	—	—	3,383,727	481,409
Total operating income (expenses)	(471,664)	(683,178)	1,760,160	250,423
Income (loss) from operations	(471,664)	(683,178)	1,760,160	250,423
Finance income (expense)	110,971	(13,140)	—	—
Interest expense	—	—	(5,952,207)	(846,832)
Other expenses	—	—	(9,073,955)	(1,290,968)
Income (loss) from investment in subsidiaries	(252,463,079)	(112,490,730)	148,732,042	21,160,375
Net income (loss) attributable to Nano Labs Ltd	(252,823,772)	(113,187,048)	135,466,040	19,272,998
Comprehensive income (loss):
Net income (loss)	(252,823,772)	(113,187,048)	135,466,040	19,272,998
Other comprehensive income (loss)
Foreign currency translation adjustment	155,229	6,392,795	(16,097,848)	(2,290,270)
Total comprehensive income (loss) attributable to Nano Labs Ltd	(252,668,543)	(106,794,253)	119,368,192	16,982,728
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	344,012	(281,829)	(4,118,150)	(585,897)
Net cash used in investing activities	(68,918,960)	(312,142,434)	(363,723,160)	(51,747,547)
Net cash provided by financing activities	72,802,734	315,620,394	355,632,852	50,596,525
Effect of exchange rate changes on cash and cash equivalents	(3,047,562)	(2,174,475)	10,022,904	1,425,976
Net increase (decrease) in cash and cash equivalents	1,180,224	1,021,656	(2,185,554)	(310,943)
Cash and cash equivalents at beginning of the year	25,769	1,205,993	2,227,649	316,932
Cash and cash equivalents at end of the year	1,205,993	2,227,649	42,095	5,989